Investment and Fair Value Measurement (Details) - Schedule of fair value reconciliation of Level 3 assets - Fair value recurring [Member] - Warrants [Member] - Level 3 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,289	$ 203,320
Change in unrealized depreciation	(4,289)	(101,233)
Ending balance		102,087
Net change in unrealized depreciation relating to investments still held		$ (101,233)